DERIVATIVES AND HEDGING ACTIVITES (Schedule of Fair Value of Company's Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Derivatives designated as hedging instruments:
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets	$ 4	$ 140
Foreign exchange forward contracts and other derivatives - Accrued expenses and other liabilities	84
Foreign exchange forward contracts and other derivatives - Accumulated other comprehensive income (loss)	(76)	116
Derivatives not designated as hedging instruments
Cross currency SWAP - Prepaid expenses and other current assets	$ 1,455	$ 3,346